Taxes	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes

Note 8 — Taxes

Cayman Island and British Virgin Islands

The Group, Melkweg Cayman and Melkweg BVI were incorporated in the Cayman Islands and British Virgin Islands respectively and conduct all of the Group’s businesses through subsidiaries in Hong Kong, Macau, PRC and Taiwan. Under the current laws of the Cayman Islands and British Virgin Islands, the Group and Melkweg BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by Melkweg BVI to Melkweg Cayman and Melkweg Cayman to the Group’s shareholders, no Cayman Island and British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

Galaxy Payroll (HK), Galaxy GEO Services, Galaxy Payroll (China) and Galaxy Payroll (TW) were incorporated in Hong Kong and are subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

Galaxy Payroll (HK), Galaxy GEO Services, Galaxy Payroll (China) and Galaxy Payroll (TW) elected the two-tier profits tax rate for its tax years of 2024 and 2025. Galaxy Payroll (HK) applies the two-tier profits tax rate for its provision for current income and deferred taxes.

Net operating loss will be carried forward indefinitely under Hong Kong profits tax regulation.

Macau

Corporate Income Tax in Galaxy HR (Macau) is charged at 12% during the six months ended December 31, 2025 and 2024.

The People’s Republic of China (“PRC”)

Under the Law of The People’s Republic of China on Enterprise Income Tax (the “EIT Law”) and Implementation Regulation of the EIT Law, the tax rate of Galaxy HR (SZ) is 25% during the six months ended December 31, 2025 and 2024.

Taiwan

Corporate Income Tax in Galaxy HR (TW) is charged at 20% during the six months ended December 31, 2025 and 2024.

No provision for taxation in Macau, PRC and Taiwan has been made as the Group’s entities in Macau, PRC and Taiwan had no assessable profit.

The Loss before Income Taxes consisted of the following components:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$

Hong Kong	$1,307,335	$1,443,325	$185,440
Foreign	(27,749,126)	(2,469,999)	(317,347)
Total loss before income taxes	$(26,441,791)	$(1,026,674)	$(131,907)

The income tax provision consisted of the following components:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Current:
Hong Kong	$87,570	$120,336	$15,461
Total current	87,570	120,336	15,461
Total provision for income taxes	$87,570	$120,336	$15,461

 The following table sets forth the significant components of the aggregate deferred tax assets and liabilities as of:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$364,025	$216,679	$27,839
Less: valuation allowance	(364,025)	(216,679)	(27,839)
Deferred tax assets, net	$-	$-	$-

For the six months ended December 31, 2025, the net increase in valuation allowance was HKD147,345 (US$18,931). This movement mainly reflected the utilization of the WFOE net operating loss of HKD197,588 (US$25,386), an increase in valuation allowance of HKD44,796 (US$5,755), and a foreign exchange difference of HKD5,447 (US$700).

A reconciliation between the Group’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Loss before income tax	$(26,441,791)	$(1,026,674)	$(131,907)
Hong Kong income tax rate	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	(4,362,896)	(169,400)	(21,764)
Reconciling items:
Non-deductible expenses	4,483,219	369,201	47,435
Non-taxable income	(70,758)	(157,279)	(20,208)
Preferential rate (1)	(193,617)	(158,289)	(20,337)
Temporary difference not recognized	7,456	55	7
Valuation allowance	284,327	44,806	5,757
Different tax rates of subsidiaries operating in other jurisdictions	53,895	(35,156)	(4,517)
(Over) Under-provision in prior year	(114,056)	226,398	29,088
Total income tax expense	$87,570	$120,336	$15,461
Effective tax rate	-0.33%	-11.72%	-11.72%

(1)	The Group’s basic and diluted losses per share would have been each lowered by HKD0.010 (US$0.001) per share for the six months ended December 31, 2025 and 2024 without the preferential tax rate reduction, respectively.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group have unrecognized tax losses, incurred from the PRC entities, of approximately HKD866,716 (US$111,356) and HKD1,417,215, respectively. The Management believes that it is more likely than not that the Group will not realize these potential tax benefits as these operations will not generate any operating profits in the foreseeable future. As a result, a valuation allowance was provided against the full amount of potential tax benefits based on the unrecognized tax losses incurred. No deferred tax is recognized during the six months ended December 31, 2025 and 2024. As of December 31, 2025, the tax loss carry-forwards will expire between the calendar year 2024 through 2028.